Effect on the consolidated statement of financial position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Provisions [Abstract]
Card point	₩ 0
Other liabilities [Abstract]
Accounts payable	9,748,168	₩ 8,524,295
Unearned income	236,827	402,541
Sundry liabilities	2,496,169	₩ 1,930,410
Amount before implementation of IFRS15
Provisions [Abstract]
Card point	24,700
Other liabilities [Abstract]
Accounts payable	9,789,926
Unearned income	446,068
Sundry liabilities	2,220,471
Increase (decrease) due to application of IFRS 15
Provisions [Abstract]
Card point	(24,700)
Other liabilities [Abstract]
Accounts payable	(41,758)
Unearned income	(209,241)
Sundry liabilities	₩ 275,698